COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Schedule of operating leases for minimum rentals
For the Twelve Months Ending December 31,
2018	$86,486
2019	82,798
2020	79,110
2021	79,110
2022 and thereafter	1,219,612
$1,547,116